Loans Measured at Amortized Cost - Summary of Loans for other Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ 11,549,037	₩ 9,749,786
Loans measured at amortized cost
Details Of Loans Other Than Banks [Line Items]
Loans to banks	11,569,466	9,751,737
Allowances for credit losses
Details Of Loans Other Than Banks [Line Items]
Loans to banks	₩ (20,429)	₩ (1,951)